================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797

                      Oppenheimer Equity Income Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: October 31

                      Date of reporting period: 1/31/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                     Shares        Value
                                                                   ---------    -----------
COMMON STOCKS-79.3%
CONSUMER DISCRETIONARY-11.0%
AUTO COMPONENTS-0.8%
Lear Corp.                                                           567,500    $23,778,238
AUTOMOBILES-2.0%
Ford Motor Co.                                                     4,750,000     58,995,000
HOTELS, RESTAURANTS & LEISURE-0.6%
Wyndham Worldwide Corp.(1)                                           400,000     15,904,000
HOUSEHOLD DURABLES-0.4%
MDC Holdings, Inc.(1)                                                550,000     10,901,000
MEDIA-2.9%
Cablevision Systems Corp. New York Group, Cl. A                    1,000,000     14,550,000
Cinemark Holdings, Inc.                                              505,000      9,958,600
Comcast Corp., Cl. A Special, Non-Vtg.                             1,100,000     28,039,000
Regal Entertainment Group                                            665,000      8,279,250
Time Warner Cable, Inc.                                              325,000     23,959,000
                                                                                -----------
                                                                                 84,785,850
MULTILINE RETAIL-3.2%
Kohl's Corp.(1)                                                      870,000     40,011,300
Target Corp.                                                       1,070,000     54,366,700
                                                                                -----------
                                                                                 94,378,000
SPECIALTY RETAIL-1.1%
Foot Locker, Inc.(1)                                               1,215,000     31,881,600
CONSUMER STAPLES-4.3%
BEVERAGES-0.3%
PepsiCo, Inc.                                                        128,000      8,405,760
FOOD & STAPLES RETAILING-2.6%
CVS Caremark Corp.(1)                                                677,500     28,285,625
Kroger Co. (The)                                                   1,050,000     24,948,000
Walgreen Co.(1)                                                      675,000     22,518,000
                                                                                -----------
                                                                                 75,751,625
FOOD PRODUCTS-0.9%
Archer-Daniels-Midland Co.                                           425,000     12,167,750
General Mills, Inc.(1)                                                67,500      2,688,525
Nestle SA                                                            195,350     11,194,690
                                                                                -----------
                                                                                 26,050,965
HOUSEHOLD PRODUCTS-0.1%
Procter & Gamble Co. (The)                                            52,500      3,309,600
TOBACCO-0.4%
Philip Morris International, Inc.(1)                                 155,000     11,589,350
ENERGY-10.5%
ENERGY EQUIPMENT & SERVICES-1.9%
Ensco plc, Sponsored ADR                                             550,000     28,952,000
Halliburton Co.                                                      730,000     26,849,400
                                                                                -----------
                                                                                 55,801,400
OIL, GAS & CONSUMABLE FUELS-8.6%
BP plc, ADR                                                          435,000     19,970,850
Chevron Corp.(1)                                                     775,000     79,887,000

1 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                   Shares        Value
                                                                 ---------    ------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
CONSOL Energy, Inc.                                                587,500    $ 20,997,250
El Paso Corp.                                                    2,100,000      56,427,000
Exxon Mobil Corp.(1)                                               480,000      40,195,200
Kinder Morgan Management LLC(2)                                          1              42
Royal Dutch Shell plc, ADR                                         470,000      33,539,200
Targa Resources Corp.                                               29,400       1,218,336
                                                                              ------------
                                                                               252,234,878
FINANCIALS-19.3%
CAPITAL MARKETS-2.3%
Goldman Sachs Group, Inc. (The)                                    387,500      43,194,625
Morgan Stanley                                                   1,250,000      23,312,500
                                                                              ------------
                                                                                66,507,125
COMMERCIAL BANKS-4.4%
CIT Group, Inc.(1,2)                                               267,622      10,207,103
M&T Bank Corp.                                                     152,500      12,160,350
U.S. Bancorp(1)                                                  1,725,000      48,679,500
Wells Fargo & Co.                                                2,000,000      58,420,000
                                                                              ------------
                                                                               129,466,953
DIVERSIFIED FINANCIAL SERVICES-4.7%
JPMorgan Chase & Co.(1)                                          2,947,500     109,941,750
KKR Financial Holdings LLC                                       3,235,000      28,629,750
                                                                              ------------
                                                                               138,571,500
INSURANCE-5.8%
ACE Ltd.                                                            76,500       5,324,400
Assured Guaranty Ltd.(1)                                         1,500,000      23,265,000
Everest Re Group Ltd.(1)                                           525,000      44,835,000
Hartford Financial Services Group, Inc. (The)                      150,000       2,628,000
MetLife, Inc.                                                    2,062,500      72,868,125
XL Group plc                                                     1,000,000      20,270,000
                                                                              ------------
                                                                               169,190,525
REAL ESTATE INVESTMENT TRUSTS-2.1%
Apollo Commercial Real Estate Finance, Inc.(1)                   1,000,000      14,720,000
Ashford Hospitality Trust                                        1,150,000      10,361,500
CYS Investments, Inc.                                            1,100,000      14,850,000
Starwood Property Trust, Inc.                                    1,132,500      22,310,250
                                                                              ------------
                                                                                62,241,750
HEALTH CARE-10.0%
BIOTECHNOLOGY-0.3%
PDL BioPharma, Inc.                                              1,225,000       7,827,750
HEALTH CARE EQUIPMENT & SUPPLIES-0.8%
Medtronic, Inc.                                                    577,500      22,274,175
HEALTH CARE PROVIDERS & SERVICES-0.5%
Humana, Inc.                                                        98,250       8,746,215
WellPoint, Inc.(1)                                                  97,500       6,271,200
                                                                              ------------
                                                                                15,017,415

2 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                          Shares       Value
                                                                        ---------   ------------
PHARMACEUTICALS-8.4%
Abbott Laboratories(1)                                                    455,000   $ 24,638,250
GlaxoSmithKline plc, ADR                                                  535,000     23,828,900
Johnson & Johnson                                                         247,500     16,312,725
Merck & Co., Inc.(1)                                                    1,875,000     71,737,500
Pfizer, Inc.                                                            3,239,800     69,331,720
Teva Pharmaceutical Industries Ltd., Sponsored ADR(1)                     897,500     40,504,175
                                                                                    ------------
                                                                                     246,353,270
INDUSTRIALS-5.2%
AEROSPACE & DEFENSE-1.1%
Boeing Co. (The)                                                           15,750      1,168,335
General Dynamics Corp.                                                    445,000     30,776,200
                                                                                    ------------
                                                                                      31,944,535
INDUSTRIAL CONGLOMERATES-2.1%
General Electric Co.(1)                                                 2,260,000     42,284,600
Tyco International Ltd.                                                   395,000     20,125,250
                                                                                    ------------
                                                                                      62,409,850
MACHINERY-0.6%
Ingersoll-Rand plc                                                        500,000     17,470,000
MARINE-1.1%
Box Ships, Inc.(3)                                                      1,440,000     11,808,000
Costamare, Inc.                                                           660,000      9,603,000
Diana Containerships, Inc.(3)                                           1,500,000     10,320,000
                                                                                    ------------
                                                                                      31,731,000
TRADING COMPANIES & DISTRIBUTORS-0.3%
Aircastle Ltd.(1)                                                         627,821      8,852,276
INFORMATION TECHNOLOGY-6.6%
COMMUNICATIONS EQUIPMENT-1.2%
QUALCOMM, Inc.                                                            595,000     34,997,900
COMPUTERS & PERIPHERALS-1.0%
Seagate Technology(1)                                                   1,350,000     28,539,000
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.4%
Corning, Inc.(1)                                                          950,000     12,226,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.2%
Intel Corp.(1)                                                          1,165,000     30,779,300
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                          200,000      2,816,000
                                                                                    ------------
                                                                                      33,595,300
SOFTWARE-2.8%
Microsoft Corp.(1)                                                      2,615,000     77,220,950
Oracle Corp.                                                              200,000      5,640,000
                                                                                    ------------
                                                                                      82,860,950
MATERIALS-2.6%
CHEMICALS-1.1%
Celanese Corp., Series A                                                   50,000      2,435,500
LyondellBasell Industries NV, Cl. A                                       300,000     12,930,000
Mosaic Co. (The)                                                          296,100     16,572,717
                                                                                    ------------
                                                                                      31,938,217

3 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                          Shares        Value
                                                                        ---------   -------------
METALS & MINING-0.1%
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)                             55,000   $   2,541,550
PAPER & FOREST PRODUCTS-1.4%
International Paper Co.                                                 1,335,000      41,571,900
TELECOMMUNICATION SERVICES-5.1%
DIVERSIFIED TELECOMMUNICATION SERVICES-5.1%
AT&T, Inc.(1)                                                           1,800,000      52,938,000
CenturyLink, Inc.(1)                                                    1,787,500      66,191,125
Consolidated Communications Holdings, Inc.(1)                             785,000      14,907,150
Frontier Communications Corp.                                           3,775,000      16,157,000
                                                                                    -------------
                                                                                      150,193,275
UTILITIES-4.7%
ELECTRIC UTILITIES-3.6%
American Electric Power Co., Inc.                                         525,000      20,769,000
Edison International, Inc.(1)                                             775,000      31,806,000
Entergy Corp.(1)                                                          250,000      17,345,000
Exelon Corp.                                                              100,000       3,978,000
FirstEnergy Corp.(1)                                                      555,000      23,432,100
PPL Corp.(1)                                                              310,000       8,614,900
                                                                                    -------------
                                                                                      105,945,000
ENERGY TRADERS-0.5%
Constellation Energy Group, Inc.                                          235,000       8,561,050
GenOn Energy, Inc.(2)                                                   3,100,000       6,603,000
                                                                                    -------------
                                                                                       15,164,050
MULTI-UTILITIES-0.6%
National Grid plc, Sponsored ADR                                          345,000      17,212,050
                                                                                    -------------
Total Common Stocks (Cost $2,160,816,790)                                           2,320,411,082
PREFERRED STOCKS-6.6%
Apache Corp., 6% Cv., Series D, Non-Vtg.                                  277,500      15,936,825
Citigroup, Inc., 7.50% Cv.                                                847,500      78,529,350
General Motors Co., 4.75% Cv., Series B, Non-Vtg.                       1,745,000      69,904,700
MetLife, Inc., 5% Cv., Non-Vtg.                                           122,500       8,392,475
PPL Corp., 8.75% Cv.                                                      160,000       8,409,600
Synovus Financial Corp., 8.25% Cv.                                        675,000      11,407,500
                                                                                    -------------
Total Preferred Stocks (Cost $213,246,790)                                            192,580,450

                                                                       Principal
                                                                        Amount
                                                                       ---------
MORTGAGE-BACKED OBLIGATIONS-0.5%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.54%, 5/1/36(4)                  $190,000          172,150
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-E, Cl. 2A6, 2.866%, 6/1/34(4)                  343,998          311,818
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.626%, 6/1/47(4)                 559,096          398,281
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35             174,812          149,162

4 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                             Principal
                                                                              Amount                 Value
                                                                            -----------           ----------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through
Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                              $  354,613           $  342,170
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                        149,467              118,879
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-
Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35                    1,639,977            1,216,789
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-
Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37                      459,376              324,869
Countrywide Home Loans, Asset-Backed Certificates, Series
2002-4, Cl. A1, 1.016%, 2/25/33(4)                                               13,848               13,305
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.396%, 6/25/47(4)                       784,563              695,357
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates,
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                      467,101              261,547
Federal Home Loan Mortgage Corp.:
8%, 4/1/16                                                                       12,791               13,844
9%, 8/1/22-5/1/25                                                                 5,024                5,793
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                   15,295               17,348
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.162%, 4/1/27(5)                                          217,832               35,353
Series 192, Cl. IO, 12.868%, 2/1/28(5)                                           64,917               12,110
Series 2130, Cl. SC, 50.496%, 3/15/29(5)                                        185,119               37,602
Series 243, Cl. 6, 0.41%, 12/15/32(5)                                           264,444               51,101
Series 2527, Cl. SG, 6.499%, 2/15/32(5)                                          18,947                  138
Series 2531, Cl. ST, 6.766%, 2/15/30(5)                                          68,242                1,312
Series 2639, Cl. SA, 0.992%, 7/15/22(5)                                         436,749               32,497
Series 2796, Cl. SD, 61.711%, 7/15/26(5)                                        275,047               54,151
Series 2802, Cl. AS, 60.184%, 4/15/33(5)                                        221,222               14,084
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                        239,375               34,946
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.855%, 6/1/26(6)                      60,927               56,578
Federal National Mortgage Assn.:
7.50%, 1/1/33                                                                   208,863              249,876
8.50%, 7/1/32                                                                     7,425                9,117
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-63, Cl. SD, 36.061%, 12/18/31(5)                                       7,640                1,392
Trust 2001-65, Cl. S, 36.482%, 11/25/31(5)                                      554,280              102,229
Trust 2001-68, Cl. SC, 37.324%, 11/25/31(5)                                       4,999                  936
Trust 2001-81, Cl. S, 31.441%, 1/25/32(5)                                       129,390               26,304
Trust 2002-47, Cl. NS, 34.411%, 4/25/32(5)                                      283,235               54,904
Trust 2002-51, Cl. S, 34.673%, 8/25/32(5)                                       260,073               50,412
Trust 2002-52, Cl. SD, 38.907%, 9/25/32(5)                                      325,034               66,438
Trust 2002-7, Cl. SK, 36.04%, 1/25/32(5)                                          9,603                1,609
Trust 2002-77, Cl. BS, 30.099%, 12/18/32(5)                                      17,933                3,061
Trust 2002-77, Cl. SH, 40.348%, 12/18/32(5)                                     187,753               37,372

5 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                       Principal
                                                                                        Amount               Value
                                                                                      ----------           ----------
Trust 2002-9, Cl. MS, 33.068%, 3/25/32(5)                                             $  189,226             $ 37,540
Trust 2002-90, Cl. SN, 37.474%, 8/25/32(5)                                                15,298                2,564
Trust 2002-90, Cl. SY, 42.05%, 9/25/32(5)                                                  7,712                1,321
Trust 2003-4, Cl. S, 36.05%, 2/25/33(5)                                                  324,599               54,970
Trust 2003-46, Cl. IH, 0%, 6/1/23(5,7)                                                 1,988,752              258,292
Trust 2003-89, Cl. XS, 47.346%, 11/25/32(5)                                              177,534                6,928
Trust 2004-54, Cl. DS, 49.301%, 11/25/30(5)                                              300,109               54,371
Trust 2005-14, Cl. SE, 41.384%, 3/25/35(5)                                               373,725               52,019
Trust 2005-93, Cl. SI, 17.104%, 10/25/35(5)                                              253,631               34,111
Trust 2006-60, Cl. DI, 38.845%, 4/25/35(5)                                               232,496               32,236
Trust 2008-67, Cl. KS, 58.205%, 8/25/34(5)                                               791,228               57,130
Trust 214, Cl. 2, 40.733%, 3/1/23(5)                                                     388,857               78,008
Trust 222, Cl. 2, 23.233%, 6/1/23(5)                                                     492,928               96,024
Trust 247, Cl. 2, 45.198%, 10/1/23(5)                                                    116,182               24,970
Trust 252, Cl. 2, 35.212%, 11/1/23(5)                                                    399,991               85,125
Trust 319, Cl. 2, 5.835%, 2/1/32(5)                                                      135,642               24,523
Trust 320, Cl. 2, 9.49%, 4/1/32(5)                                                       635,413              112,338
Trust 331, Cl. 9, 13.451%, 2/1/33(5)                                                      51,593                9,660
Trust 334, Cl. 17, 20.682%, 2/1/33(5)                                                    252,509               54,420
Trust 339, Cl. 12, 2.702%, 7/1/33(5)                                                     522,049               88,487
Trust 343, Cl. 13, 8.347%, 9/1/33(5)                                                     501,530               75,924
Trust 343, Cl. 18, 0.997%, 5/1/34(5)                                                      77,528               11,222
Trust 345, Cl. 9, 44.107%, 1/1/34(5)                                                     591,052               71,697
Trust 351, Cl. 10, 0.965%, 4/1/34(5)                                                     129,294               17,592
Trust 351, Cl. 8, 1.136%, 4/1/34(5)                                                      264,862               36,239
Trust 356, Cl. 10, 0%, 6/1/35(5,7)                                                       218,254               30,425
Trust 356, Cl. 12, 0%, 2/1/35(5,7)                                                       108,914               15,175
Trust 362, Cl. 13, 1.604%, 8/1/35(5)                                                   1,232,137              196,525
Trust 364, Cl. 16, 0%, 9/1/35(5,7)                                                       505,830               74,492
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.462%, 9/25/23(6)                          190,495              183,047
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
 Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                   498,353              460,377
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
 Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                513,219              342,263
Government National Mortgage Assn.:
2.375%, 4/8/26(4)                                                                         12,824               13,262
7%, 1/29/24-4/29/26                                                                       96,268              112,163
7.50%, 5/29/27                                                                           433,238              513,526
8%, 5/30/17                                                                               14,422               16,000
8.50%, 8/1/17-12/15/17                                                                     6,962                7,847
Government National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.496%, 1/16/27(5)                                              413,765               83,892
Series 2002-15, Cl. SM, 80.145%, 2/16/32(5)                                              334,823               67,979
Series 2004-11, Cl. SM, 79.527%, 1/17/30(5)                                              315,384               76,950

6 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                              Principal
                                                                                Amount              Value
                                                                              ---------          -----------
Impac CMB Trust /Navios Maritime Finance U.S., Inc. Series
2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl.
1A1A, 0.816%, 5/25/35(4)                                                      $ 320,129          $   216,054
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-
Through Certificates, Series 2005-AR23, Cl. 6 A1, 5.104%,
11/1/35(4)                                                                      716,736              501,512
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through
 Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36                           569,714              496,882
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.207%, 5/1/37(4)                       107,794               88,534
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                              737,525              628,712
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-
Through Certificates, Series 2004-13, Cl. 2A2, 2.662%, 4/1/34(4)                408,848              401,757
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                              785,782              806,399
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                           196,981              204,282
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                             45,242               26,244
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-
Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                   117,575               92,408
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2004-5, Cl. 3A1, 2.506%, 5/1/34(4)                 408,082              385,909
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4,
2.47%, 12/1/35(4)                                                               396,212              316,433
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1,
5.444%, 5/1/37(4)                                                               448,275              385,799
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-
Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1,
6.25%, 11/1/37                                                                  398,193              316,089
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.625%,
9/1/34(4)                                                                       179,597              174,745
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%,
10/25/35                                                                        516,533              504,567
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2,
5.666%, 10/1/36(4)                                                              449,541              387,025
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.034%,
11/1/37(4)                                                                      487,172              363,568
                                                                                                  ----------
Total Mortgage-Backed Obligations (Cost $15,416,607)                                              14,843,387
U.S. GOVERNMENT OBLIGATIONS-0.0%
Federal Home Loan Mortgage Corp. Nts., 5.25%, 4/18/16(8)
(Cost $459,731)                                                                 425,000              502,962

7 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                  Principal
                                                                                   Amount                    Value
                                                                                 -----------               ----------
FOREIGN GOVERNMENT OBLIGATIONS-0.0%
Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24
(Cost $1)                                                                                  1  EUR          $        2
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-2.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                       $240,000                  304,926
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                481,000                  495,870
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(9)                             475,000                  481,167
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                               526,000                  543,095
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                   415,000                  659,937
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                            528,000                  555,582
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                   370,000                  422,444
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                             343,000                  405,754
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(9)                 603,000                  610,553
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts.,
11/1/15                                                                              990,000                  998,824
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                        485,000                  546,231
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                          761,000                  931,547
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                         210,000                  216,244
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                    475,000                  526,063
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
8/15/19(9)                                                                           940,000                1,000,373
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(9,10)                                   170,000                  124,100
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12            277,000                  278,199
British Telecommunications plc, 9.875% Bonds, 12/15/30                               325,000                  484,513
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                 63,000                   66,590
8.50% Sr. Unsec. Nts., 6/15/19                                                       365,000                  452,572
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                     143,000                  175,819
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(9)                           486,000                  516,075
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                                 262,000                  276,508
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                       344,000                  385,965
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P,
9/15/39                                                                              193,000                  196,734
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                             968,000                1,066,735
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub.
Nts., 12/15/17                                                                       495,000                  537,075
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                462,000                  489,126
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                              540,000                  569,837
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                                317,000                  458,887
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                 525,000                  572,578
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.(10)                       330,000                  288,750
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                            148,000                  170,241
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
Sr. Unsec. Nts., 3/1/41                                                              431,000                  509,905
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                503,000                  525,975
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                          782,000                  877,876

8 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                         Principal
                                                                                          Amount                     Value
                                                                                        ----------                 ----------
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(9)                                    $  552,000                 $  594,197
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                                  461,000                    495,310
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                     301,000                    315,001
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                            1,017,000                  1,014,458
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                317,000                    365,979
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                               128,000                    139,751
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                              759,000                    801,581
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                              527,000                    533,588
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                   495,000                    501,819
5.25% Sr. Unsec. Nts., 10/19/12                                                             85,000                     87,846
6.375% Unsec. Sub. Bonds, 11/15/67                                                       1,005,000                  1,002,488
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(4,11)                                631,000                    477,983
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                              523,000                    488,507
Goldman Sachs Group, Inc. (The), 5.25% Sr. Unsec. Nts., 7/27/21                            169,000                    169,261
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                           553,000                    559,280
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(9)                              490,000                    499,911
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                              168,000                    190,253
Historic TW, Inc., 9.125% Debs., 1/15/13                                                   183,000                    196,905
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(4)                                  1,330,000                  1,157,100
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                                        493,000                    565,969
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(9)                               780,000                    836,154
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub.
Nts., 5/15/16                                                                              539,000                    532,048
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                                            200,000                    217,000
10% Sr. Unsec. Nts., 7/15/17                                                               620,000                    712,225
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
Unsub. Nts., 1/14/13(9)                                                                    420,000                    398,034
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)                                  900,000                    978,235
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                              219,000                    245,873
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec.
 Nts., 6/1/13                                                                              909,000                    952,519
Kinross Gold Corp., 3.625% Sr. Unsec. Nts., 9/1/16(9)                                      419,000                    418,062
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                            373,000                    441,765
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                                             492,000                    516,526
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                                           487,000                    555,180
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(9)                                         808,000                    803,840
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                             1,102,000                    989,045
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(9)                                    598,000                    559,089
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                                          354,000                    375,506
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(9)                                    735,000                    701,237
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                                    580,000                    685,944

9 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                         Principal
                                                                                          Amount                    Value
                                                                                        ----------               ----------
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                           $  490,000               $  516,826
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                          288,000                  378,490
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                    348,000                  362,008
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                   369,000                  389,436
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(9)                                                   218,000                  215,688
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                          1,275,000                1,307,541
Mylan, Inc., 6% Sr. Nts., 11/15/18(9)                                                      565,000                  586,188
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                             680,000                  767,849
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                                    527,000                  554,012
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                        573,000                  648,627
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts.,
1/19/16                                                                                    520,000                  521,255
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                                     525,000                  530,001
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                              470,000                  606,211
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                 323,000                  406,922
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(9)                                    763,000                  826,850
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                         593,000                  603,344
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                    345,000                  381,922
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                        531,000                  607,235
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                    503,000                  557,073
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec.
Nts., 9/30/14(9)                                                                           305,000                  327,113
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                                      569,000                  590,338
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                       491,000                  524,967
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts.,
4/15/15(9)                                                                                 930,000                  920,700
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                               579,000                  615,765
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                                 417,000                  444,053
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                 530,000                  580,350
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                         739,000                  755,191
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts.,
6/15/12                                                                                    540,000                  551,093
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec.
Nts., 2/15/12                                                                              506,000                  506,989
Swiss Re Capital I LP, 6.854% Perpetual Bonds(9,10)                                      1,077,000                  974,390
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                      625,000                  642,323
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts.,
12/1/12                                                                                    525,000                  534,850
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                    502,000                  520,040
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(9)                                     540,000                  710,700
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                 279,000                  371,420
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                           251,000                  267,945
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                       550,000                  594,000
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                         223,000                  224,020
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.(10)                          243,000                  221,130

10 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                       Principal
                                                                                        Amount                Value
                                                                                      ----------           -----------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                                 $  31,000           $    33,886
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                             318,000               403,602
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                           296,000               383,776
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                             307,000               333,244
6.50% Sr. Sec. Nts., 1/15/18                                                             658,000               710,640
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                                   338,000               427,771
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(9)                534,000               547,559
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20           576,000               623,293
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(10)                          382,000               415,425
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                                     213,000               220,897
8% Sr. Unsec. Nts., 5/1/12                                                               410,000               416,939
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                        563,000               576,842
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(9)                                 390,000               404,311
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                              528,000               557,167
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                                    170,000               186,420
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                      411,000               453,552
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                    242,000               248,616
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16(9)                   78,000                87,188
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(4,11)                              598,000               554,645
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                           723,000               778,236
                                                                                                           -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $65,753,457)                                          68,807,003

CONVERTIBLE CORPORATE BONDS AND NOTES-7.4%
CNO Financial Group, Inc.:
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16                                               16,566,000            23,337,353
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16                                                6,157,000             8,673,674
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16                                                  608,000               856,520
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 1/15/15                 27,750,000            39,196,875
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29(4)                          27,000,000            29,497,500
MGIC Investment Corp., 9% Cv. Jr. Unsec. Sub. Bonds, 4/1/63(9)                        57,536,000            28,768,000
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14                          19,250,000            22,402,188
Radian Group, Inc., 3% Cv. Sr. Unsec. Unsub. Nts., 11/15/17                           24,000,000            12,000,000
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15                             23,774,000            21,961,233
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49(9)                     400,000               348,251
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14                      19,000,000            30,186,250
                                                                                                           -----------
Total Convertible Corporate Bonds and Notes (Cost $229,538,427)                                            217,227,844
STRUCTURED SECURITIES-3.6%
Bank of America, CIT Group, Inc. Equity Linked Nts.                                      258,198             9,858,000

11 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                              Principal
                                                                               Amount                 Value
                                                                            ------------           -----------
Barclays Bank plc:
Allegheny Technologies, Inc. Yield Enhanced Equity Linked Debt Securities   $    173,258           $ 8,125,800
Celanese Corp. Yield Enhanced Equity Linked Debt Securities                      198,109             9,622,154
Lear Corp. Yield Enhanced Equity Linked Debt Securities                          532,368            22,370,103
Citigroup Funding, Inc., Mosaic Co. Equity Linked Nts.                           199,009            11,238,775
Credit Suisse AG, Apple, Inc. Equity Linked Nts.                                  30,000            13,343,550
Deutsche Bank AG London, Celanese Corp. Equity Linked Nts.(11)                   208,400            10,184,508
Goldman Sachs Group, Inc. (The):
Apple, Inc. Equity Linked Nts.                                                    29,400            13,307,652
OfficeMax, Inc. Equity Linked Nts.(11)                                         1,345,291             7,635,858
                                                                                                   -----------
Total Structured Securities (Cost $107,500,965)                                                    105,686,400

                                           Expiration         Strike
                                              Date             Price             Contracts
                                           ----------       ----------           ---------
OPTIONS PURCHASED-0.0%
Assured Guaranty Ltd. Put(2)                  4/23/12       $   10.000             5,000              80,000
CenturyLink, Inc. Put(2)                      2/21/12           34.000             3,000              75,000
Chevron Corp. Put(2)                          2/21/12           95.000             3,250              65,000
CONSOL Energy, Inc. Put(2)                    2/21/12           33.000             2,000              78,000
Corning, Inc. Put(2)                          2/21/12           12.000             1,000               9,000
Exxon Mobil Corp. Put(2)                      2/21/12           77.500             2,000              24,000
Ford Motor Co. Put(2)                         2/21/12           11.000             6,000              18,000
Goldman Sachs Group, Inc. (The) Put(2)        2/21/12           90.000             1,250              13,750
Halliburton Co. Put(2)                        2/21/12           30.000             4,000              12,000
Mosaic Co. (The) Put(2)                       2/21/12           50.000             4,500              90,000
Mosaic Co. (The) Put(2)                       2/21/12           47.500             5,000              35,000
Navistar International Corp. Put(2)           2/21/12           35.000             2,000              50,000
SunTrust Banks, Inc. Put(2)                   2/21/12           17.000             2,000              12,000
                                                                                                     -------
Total Options Purchased (Cost $1,742,447)                                                            561,750

                                                         Shares
                                                        ---------
INVESTMENT COMPANY-0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23% (3,12) (Cost $8,577,107)                          8,577,107                     8,577,107
Total Investments, at Value (Cost $2,803,052,322)           100.1%                2,929,197,987
Liabilities in Excess of Other Assets                        (0.1)                   (2,368,742)
                                                        ----------               ---------------
NET ASSETS                                                  100.0%               $2,926,829,245
                                                        ==========               ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR          Euro

1. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

12 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

2.  Non-income producing security.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES          GROSS         GROSS           SHARES
                                                    OCTOBER 31, 2011   ADDITIONS     REDUCTIONS   JANUARY 31, 2012
                                                    ----------------  ------------  ------------  -----------------
Box Ships, Inc.                                            1,605,000             -       165,000          1,440,000
Diana Containerships, Inc.                                 1,502,500             -         2,500          1,500,000
Oppenheimer Institutional Money Market Fund, Cl. E         8,453,736   116,613,536   116,490,165          8,577,107

                                                                                                       REALIZED
                                                                          VALUE        INCOME            LOSS
                                                                      ------------  ------------  -----------------
Box Ships, Inc.                                                       $ 11,808,000  $    468,000  $         312,684
Diana Containerships, Inc.                                              10,320,000       225,375              6,413
Oppenheimer Institutional Money Market Fund, Cl. E                       8,577,107         4,493                  -
                                                                      ------------  ------------  -----------------
                                                                      $ 30,705,107  $    697,868  $         319,097
                                                                      ============  ============  =================

4. Represents the current interest rate for a variable or increasing rate security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,541,100 or 0.09% of the Fund's net assets as of January 31, 2012.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $239,625 or 0.01% of the Fund's net assets as of January 31, 2012.

7. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $214,203. See accompanying Notes.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $42,259,730 or 1.44% of the Fund's net assets as of January 31, 2012.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $18,852,994, which represents 0.64% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                  UNREALIZED
                                                                       ACQUISITION                               APPRECIATION
SECURITY                                                                  DATE           COST         VALUE     (DEPRECIATION)
-------------------------------------------------------------------  ---------------  -----------  -----------  ---------------
Deutsche Bank AG London, Celanese Corp. Equity Linked Nts.                   1/18/12  $10,003,200  $10,184,508  $      181,308
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67                         1/5/11      539,620      477,983         (61,637)
Goldman Sachs Group, Inc. (The), OfficeMax, Inc. Equity Linked Nts.           9/2/11    7,499,997    7,635,858         135,861
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37                2/24/11-7/26/11      602,827      554,645         (48,182)
                                                                     ---------------  -----------  -----------  ---------------
                                                                                      $18,645,644  $18,852,994  $      207,350
                                                                                      ===========  ===========  ===============

12. Rate shown is the 7-day yield as of January 31, 2012.

13 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                                                              LEVEL 3-
                                                            LEVEL 1-         LEVEL 2-       SIGNIFICANT
                                                          UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                                         QUOTED PRICES  OBSERVABLE INPUTS      INPUTS               VALUE
                                                        --------------  -----------------   ------------       --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                                $  320,623,688      $           -   $          -       $  320,623,688
  Consumer Staples                                         125,107,300                  -              -          125,107,300
  Energy                                                   308,036,278                  -              -          308,036,278
  Financials                                               565,977,853                  -              -          565,977,853
  Health Care                                              291,472,610                  -              -          291,472,610
  Industrials                                              152,407,661                  -              -          152,407,661
  Information Technology                                   192,219,650                  -              -          192,219,650
  Materials                                                 76,051,667                  -              -           76,051,667
  Telecommunication Services                               150,193,275                  -              -          150,193,275
  Utilities                                                138,321,100                  -              -          138,321,100
Preferred Stocks                                           105,873,675         86,706,775              -          192,580,450
Mortgage-Backed Obligations                                          -         14,843,387              -           14,843,387
U.S. Government Obligations                                          -            502,962              -              502,962
Foreign Government Obligations
  Germany                                                            -                  2              -                    2
Non-Convertible Corporate Bonds and Notes                            -         68,807,003              -           68,807,003
Convertible Corporate Bonds and Notes                                -        217,227,844              -          217,227,844
Structured Securities                                                -        105,686,400              -          105,686,400
Options Purchased                                              561,750                  -              -              561,750
Investment Company                                           8,577,107                  -              -            8,577,107
                                                        --------------      -------------   ------------       --------------
Total Investments, at Value                              2,435,423,614        493,774,373              -        2,929,197,987
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                                 43,063                  -              -               43,063
                                                        --------------      -------------   ------------       --------------
Total Assets                                            $2,435,466,677      $ 493,774,373   $          -       $2,929,241,050
                                                        --------------      -------------   ------------       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at value                   $  (10,820,105)     $           -   $          -       $  (10,820,105)
Depreciated options written, at value                       (2,987,150)                 -              -           (2,987,150)
                                                        --------------      -------------   ------------       --------------
Total Liabilities                                       $  (13,807,255)     $           -   $          -       $  (13,807,255)
                                                        --------------      -------------   ------------       --------------

14 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                                                    NUMBER OF  EXPIRATION               UNREALIZED
CONTRACT DESCRIPTION                                      BUY/SELL  CONTRACTS     DATE       VALUE     APPRECIATION
------------------------------------------------------    --------  ---------  ----------  ----------  ------------
U.S. Long Bonds                                                Buy        53      3/21/12  $7,708,188  $    104,694

WRITTEN OPTIONS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                                                                                               UNREALIZED
                                               NUMBER OF  EXERCISE   EXPIRATION   PREMIUMS                    APPRECIATION/
DESCRIPTION                              TYPE  CONTRACTS    PRICE       DATE      RECEIVED        VALUE      (DEPRECIATION)
--------------------------------------   ----  ---------  ---------  ----------  -----------  ------------   --------------
Abbott Laboratories                      Call         50  $  55.000     2/21/12  $     1,299  $     (1,150)  $          149
Assured Guaranty Ltd.                    Call      1,500     16.000     2/21/12       71,032       (49,500)          21,532
Assured Guaranty Ltd.                    Put      10,000     12.000     4/23/12    2,413,137      (310,000)       2,103,137
Assured Guaranty Ltd.                    Put       1,000     13.000     4/23/12      278,579       (48,000)         230,579
Assured Guaranty Ltd.                    Put         670     14.000     4/23/12      292,702       (49,580)         243,122
AT&T, Inc.                               Call        250     30.000     2/21/12        4,501        (3,000)           1,501
CenturyLink, Inc.                        Put       3,000     37.000     2/21/12      320,000      (270,000)          50,000
Chevron Corp.                            Put       2,000    100.000     2/21/12      221,947      (198,000)          23,947
CONSOL Energy, Inc.                      Put       2,500     40.000     4/23/12    1,874,903    (1,437,500)         437,403
CONSOL Energy, Inc.                      Put       1,000     35.000     2/21/12      102,043      (100,000)           2,043
Corning, Inc.                            Call        500     13.000     2/21/12       11,158       (13,500)          (2,342)
Corning, Inc.                            Call        500     14.000     2/21/12        5,558        (2,500)           3,058
Corning, Inc.                            Put       1,000     13.000     2/21/12       43,475       (40,000)           3,475
CVS Caremark Corp.                       Call        975     44.000     2/21/12       51,000       (19,500)          31,500
CVS Caremark Corp.                       Call        500     45.000     2/21/12       12,987        (4,000)           8,987
Edison International, Inc.               Call        500     42.500     2/21/12       21,988        (2,500)          19,488
Exxon Mobil Corp.                        Put       1,000     82.500     2/21/12       93,404       (92,000)           1,404
FirstEnergy Corp.                        Call        750     44.000     2/21/12       24,263        (3,000)          21,263
Foot Locker, Inc.                        Call        250     27.000     2/21/12       10,424        (6,250)           4,174
Ford Motor Co.                           Put       5,000     12.000     2/21/12       97,876       (80,000)          17,876
Freeport-McMoRan Copper & Gold, Inc.,
Cl. B                                    Call        500     48.000     2/21/12       29,437       (36,000)          (6,563)
General Electric Co.                     Call        500     20.000     2/21/12        5,788        (2,000)           3,788
General Mills, Inc.                      Call        150     41.000     3/19/12        4,296        (3,750)             546
Goldman Sachs Group, Inc. (The)          Put       1,000    100.000     2/21/12      462,967       (45,000)         417,967
Halliburton Co.                          Put       3,000     33.000     2/21/12      228,012       (33,000)         195,012
Halliburton Co.                          Put       1,000     34.000     2/21/12      161,932       (27,000)         134,932
Intel Corp.                              Call      4,925     24.000     2/21/12      819,113    (1,231,250)        (412,137)
Intel Corp.                              Call      3,750     24.000     3/19/12      779,893      (922,500)        (142,607)
Intel Corp.                              Call      2,300     25.000     2/21/12      227,714      (331,200)        (103,486)
Intel Corp.                              Call        300     26.000     2/21/12       13,917       (17,700)          (3,783)
MDC Holdings, Inc.                       Put         250     19.000     2/21/12       10,744       (12,500)          (1,756)
Merck & Co., Inc.                        Call        450     38.000     2/21/12       61,147       (34,650)          26,497
Microsoft Corp.                          Call        325     31.000     2/21/12        4,217          (975)           3,242
Mosaic Co. (The)                         Put       8,000     52.500     2/21/12    1,459,185      (400,000)       1,059,185

15 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                                               UNREALIZED
                                               NUMBER OF  EXERCISE   EXPIRATION   PREMIUMS                    APPRECIATION/
DESCRIPTION                              TYPE  CONTRACTS    PRICE       DATE      RECEIVED        VALUE      (DEPRECIATION)
-------------------------------------    ----  ---------  ---------  ----------  -----------  ------------   --------------
Mosaic Co. (The)                          Put      7,585     65.000     3/19/12    8,104,984    (7,016,125)       1,088,859
Mosaic Co. (The)                          Put        750     55.000     2/21/12      275,976       (85,500)         190,476
Navistar International Corp.              Put      2,000     40.000     2/21/12      333,445      (150,000)         183,445
Philip Morris International, Inc.        Call        400     77.500     2/21/12       10,441       (12,000)          (1,559)
PPL Corp.                                Call        100     28.000     3/19/12        2,997        (3,500)            (503)
Procter & Gamble Co. (The)                Put        375     62.500     2/21/12       19,232       (19,125)             107
Seagate Technology                       Call      1,500     22.000     2/21/12       45,552       (94,500)         (48,948)
SunTrust Banks, Inc.                      Put      2,000     19.000     2/21/12      127,821       (38,000)          89,821
Teva Pharmaceutical Industries Ltd.,
 Sponsored ADR                           Call        125     45.000     2/21/12       17,747       (12,500)           5,247
Walgreen Co.                             Call        500     34.000     2/21/12       36,488       (16,000)          20,488
WellPoint, Inc.                          Call         50     65.000     2/21/12        4,949        (5,000)             (51)
Wyndham Worldwide Corp.                  Call      1,000     37.000     2/21/12      265,450      (307,500)         (42,050)
Wyndham Worldwide Corp.                  Call      1,000     38.000     2/21/12      241,971      (220,000)          21,971
                                                                                 -----------  ------------   --------------
                                                                                 $19,707,691  $(13,807,255)  $    5,900,436
                                                                                 ===========  ============   ==============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

16 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

17 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

18 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $26,786,758 and $1,593,922 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $4,139,146 on purchased put options.

19 | Oppenheimer Equity Income Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $2,130,286 and $22,950,873 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended January 31, 2012 was as follows:

                                 CALL OPTIONS                  PUT OPTIONS
                           -----------------------       ------------------------
                           NUMBER OF     AMOUNT OF       NUMBER OF     AMOUNT OF
                           CONTRACTS     PREMIUMS        CONTRACTS     PREMIUMS
                           ---------    ----------       ---------    -----------
Options outstanding as of
October 31, 2011             18,775     $1,648,925         97,177     $48,792,019
Options written              66,950      6,818,712        153,455      47,897,830
Options closed or expired   (57,900)    (5,412,948)      (197,058)    (79,470,457)
Options exercised            (4,175)      (269,362)          (444)       (297,028)
                           --------     ----------       --------     -----------
Options outstanding as of
January 31, 2012             23,650     $2,785,327         53,130     $16,922,364
                           ========     ==========       ========     ===========

RESTRICTED SECURITIES

As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,812,070,379
Federal tax cost of other investments      (12,104,197)
                                        --------------
Total federal tax cost                  $2,799,966,182
                                        ==============

Gross unrealized appreciation           $  259,719,844
Gross unrealized depreciation             (136,587,106)
                                        --------------
Net unrealized appreciation             $  123,132,738
                                        ==============

20 | Oppenheimer Equity Income Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.

By:   /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 3/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 3/13/2012

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 3/13/2012